Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Registrant Name	dei_EntityRegistrantName	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001107414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 06, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jun. 06, 2018
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018